Subsequent Events - Narrative (Details) $ in Thousands																	1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 22, 2024 USD ($)	Oct. 30, 2024 shares	Sep. 27, 2024 shares	Aug. 30, 2024 shares	Jul. 30, 2024 shares	Jun. 28, 2024 shares	May 30, 2024 shares	Apr. 29, 2024 shares	Mar. 29, 2024 shares	Feb. 28, 2024 shares	Jan. 30, 2024 shares	Dec. 29, 2023 shares	Nov. 29, 2023 shares	Oct. 30, 2023 shares	Sep. 29, 2023 shares	Aug. 29, 2023 shares	Nov. 01, 2024 shares	Sep. 30, 2023 shares	Sep. 30, 2024 USD ($) shares	Nov. 21, 2024 USD ($)	Jul. 24, 2024 USD ($)	Dec. 14, 2023 USD ($)
Subsequent Event [Line Items]
Share repurchases (in shares)																		0
Maximum percentage of NAV of common stock outstanding intended to be repurchased																			5
Revolving Credit Facility | SMBC Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity | $																			$ 1,115,000		$ 1,115,000	$ 490,000
Secured Debt | SMBC Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity | $																					$ 37,500
Subsequent Events
Subsequent Event [Line Items]
Maximum percentage of NAV of common stock outstanding intended to be repurchased																	5
Subsequent Events | Revolving Credit Facility | SMBC Credit Facility | Line of Credit
Subsequent Event [Line Items]
Maximum borrowing capacity | $	$ 1,240,000																			$ 1,115,000
Commitment fee percentage on unused portion	0.35%
Subsequent Events | Alternate Base Rate Loan | SMBC Credit Facility | Line of Credit
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	0.875%
Subsequent Events | Secured Debt | SMBC Credit Facility | Line of Credit
Subsequent Event [Line Items]
Debt instrument, basis spread on variable rate	1.875%
Common Class I
Subsequent Event [Line Items]
DRIP Shares Issued (in shares)			180,965.287	165,834.688	155,390.771	137,358.303	122,125.775	99,037.604	87,070.703	79,967.559	71,107.248	65,437.311	61,702.502	60,820.367	60,815.426	59,767.496		120,582.922	1,286,818.118
Common Class I | Subsequent Events
Subsequent Event [Line Items]
DRIP Shares Issued (in shares)		197,076.899
Share repurchases (in shares)																	591,629.063
Common Class S
Subsequent Event [Line Items]
DRIP Shares Issued (in shares)			8,168.707	7,311.407	5,556.489	5,174.259	4,241.079												30,451.941
Common Class S | Subsequent Events
Subsequent Event [Line Items]
DRIP Shares Issued (in shares)		10,731.076